SCHEDULE OF INVESTMENTS

Ivy Global Bond Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Argentina
Energy – 1.2%
Pampa Energia S.A.
7.500%, 1-24-27(A)(B)	$2,850	$2,429
Pan American Energy LLC
7.875%, 5-7-21(A)	2,000	2,070
YPF Sociedad Anonima
8.500%, 3-23-21(A)	1,000	990
		5,489

Industrials – 0.2%
Aeropuertos Argentina 2000 S.A.
6.875%, 2-1-27(A)	974	935

Total Argentina - 1.4%		$6,424

Australia
Financials – 0.7%
Australia and New Zealand Banking Group Ltd.
4.400%, 5-19-26(A)	3,000	3,195

Utilities – 1.0%
Ausgrid Finance Pty Ltd.
3.850%, 5-1-23(A)	4,400	4,580

Total Australia - 1.7%		$7,775

Austria
Consumer Staples – 0.8%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
6.250%, 2-5-23(A)	2,025	2,045
JBS Investments II GmbH (GTD by JBS S.A.)
7.000%, 1-15-26(A)	1,500	1,632
		3,677

Total Austria - 0.8%		$3,677

Bermuda
Consumer Staples – 0.6%
Bacardi Ltd.
4.450%, 5-15-25(A)	2,800	3,016

Total Bermuda - 0.6%		$3,016

Brazil
Energy – 0.0%
Lancer Finance Co. (SPV) Ltd.
5.850%, 12-12-16(A)(C)	987	—*

Financials – 0.0%
Banco Cruzeiro do Sul S.A.
8.500%, 2-20-15(A)(C)	9,000	45

Industrials – 0.4%
Cosan Ltd.
5.500%, 9-20-29(A)	1,650	1,720

Materials – 2.2%
Fibria Overseas Finance Ltd.
4.000%, 1-14-25	2,000	2,066
Suzano Austria GmbH
6.000%, 1-15-29	2,000	2,255
Unigel Luxembourg S.A.
8.750%, 10-1-26(A)	1,350	1,375
Vale Overseas Ltd.
6.250%, 8-10-26	3,850	4,519
		10,215

Utilities – 0.5%
Aegea Finance S.a.r.l.
5.750%, 10-10-24(A)	2,300	2,421

Total Brazil - 3.1%		$14,401

Canada
Energy – 0.5%
TransCanada PipeLines Ltd.
4.250%, 5-15-28	2,000	2,219

Financials – 1.7%
Canadian Imperial Bank of Commerce
3.500%, 9-13-23	5,000	5,250
Royal Bank of Canada:
3.700%, 10-5-23	750	792
4.650%, 1-27-26	1,500	1,663
		7,705

Materials – 0.6%
First Quantum Minerals Ltd.:
7.250%, 5-15-22(A)	1,200	1,206
6.500%, 3-1-24(A)	1,350	1,353
		2,559

Total Canada - 2.8%		$12,483

Cayman Islands
Industrials – 1.2%
Guanay Finance Ltd.:
6.000%, 12-15-20(A)	1,347	1,362
6.000%, 12-15-20	97	98
LATAM Finance Ltd.
7.000%, 3-1-26(A)	3,900	4,222
		5,682

Total Cayman Islands - 1.2%		$5,682

Chile
Consumer Discretionary – 0.6%
Saci Falabella:
3.750%, 4-30-23	1,850	1,883
4.375%, 1-27-25(A)	1,000	1,042
		2,925

Financials – 0.3%
Banco Santander Chile

2.500%, 12-15-20(A)	1,600	1,597

Materials – 1.1%
Celulosa Arauco y Constitucion S.A.
4.500%, 8-1-24	4,800	5,028

Utilities – 0.8%
AES Gener S.A.
6.350%, 10-7-79(A)	1,350	1,384
Enel Chile S.A.
4.875%, 6-12-28	2,080	2,298
		3,682

Total Chile - 2.8%		$13,232

China
Communication Services – 0.8%
Tencent Holdings Ltd.
2.985%, 1-19-23(A)	1,800	1,827
Weibo Corp.
3.500%, 7-5-24	1,900	1,930
		3,757

Consumer Discretionary – 1.0%
Alibaba Group Holding Ltd.:
2.800%, 6-6-23	1,600	1,621
3.400%, 12-6-27	3,000	3,122
		4,743

Energy – 0.5%
Sinopec Group Overseas Development (2018) Ltd.
4.125%, 9-12-25(A)	2,000	2,159

Total China - 2.3%		$10,659

Columbia
Financials – 0.5%
Banco de Bogota S.A.
5.375%, 2-19-23(A)	2,000	2,115

Utilities – 1.1%
Empresas Publicas de Medellin E.S.P.:
8.375%, 2-1-21(D)	COP10,238,000	3,179
4.250%, 7-18-29(A)	$1,900	1,975
		5,154

Total Columbia - 1.6%		$7,269

Denmark
Financials – 0.7%
Danske Bank A.S.:
5.000%, 1-12-22(A)	1,150	1,207
2.700%, 3-2-22(A)	2,000	2,014
		3,221

Total Denmark - 0.7%		$3,221

France
Consumer Staples – 0.2%
Pernod Ricard S.A.
4.250%, 7-15-22(A)	750	789

Financials – 0.7%
BNP Paribas S.A.

7.625%, 12-29-49(A)	3,000	3,165

Total France - 0.9%		$3,954

Hong Kong
Financials – 0.3%
Bangkok Bank Public Co. Ltd.
4.050%, 3-19-24(A)	1,200	1,268

Total Hong Kong - 0.3%		$1,268

India
Utilities – 0.7%
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12-10-24(A)	1,900	2,042
Greenko Mauritius Ltd.
6.250%, 2-21-23(A)	1,350	1,388
		3,430

Total India - 0.7%		$3,430

Indonesia
Utilities – 1.5%
Perusahaan Listrik Negara:
5.450%, 5-21-28(A)	1,100	1,265
5.375%, 1-25-29(A)	4,800	5,527
		6,792

Total Indonesia - 1.5%		$6,792

Isle of Man
Consumer Discretionary – 0.9%
GOHL Capital Ltd.
4.250%, 1-24-27	4,000	4,190

Total Isle of Man - 0.9%		$4,190

Japan
Financials – 1.7%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7-25-27	1,500	1,562
Mizuho Financial Group, Inc.
3.170%, 9-11-27	1,500	1,544
Sumitomo Mitsui Financial Group, Inc.:
3.748%, 7-19-23	2,650	2,778
3.936%, 10-16-23	2,000	2,121
		8,005

Total Japan - 1.7%		$8,005

Luxembourg
Consumer Staples – 0.2%
Minerva Luxembourg S.A.
5.875%, 1-19-28(A)	900	945

Industrials – 0.8%
Rumo Luxembourg S.a.r.l.
7.375%, 2-9-24(A)	3,550	3,825

Information Technology – 0.6%
Atento Luxco 1 S.A.
6.125%, 8-10-22(A)	2,700	2,660

Total Luxembourg - 1.6%		$7,430

Macau
Consumer Discretionary – 0.4%
Sands China Ltd.
5.125%, 8-8-25	1,400	1,536

Total Macau - 0.4%		$1,536

Mauritius
Industrials – 0.3%
HTA Group Ltd.
9.125%, 3-8-22(A)	1,200	1,237

Total Mauritius - 0.3%		$1,237

Mexico
Communication Services – 0.3%
Axtel S.A.B. de C.V.
6.375%, 11-14-24(A)	1,350	1,421

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6-30-20(A)	597	604
3.875%, 6-27-24(A)	2,300	2,398
		3,002

Energy – 0.7%
Petroleos Mexicanos:
6.490%, 1-23-27(A)	2,600	2,765
5.350%, 2-12-28	500	497
		3,262

Financials – 1.3%
Banco Santander (Mexico) S.A.
5.950%, 10-1-28(A)	850	911
Banco Santander S.A.
4.125%, 11-9-22(A)	5,100	5,298
		6,209

Industrials – 0.3%
Alfa S.A.B. de C.V.
5.250%, 3-25-24(A)	1,400	1,512

Materials – 2.2%
CEMEX S.A.B. de C.V.:
6.125%, 5-5-25(A)	3,000	3,112
7.750%, 4-16-26(A)	500	544
Cydsa S.A.B. de C.V.
6.250%, 10-4-27(A)	2,000	2,055
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250%, 6-23-24(A)	2,000	2,073
Orbia Advance Corp. S.A.B. de C.V.
4.000%, 10-4-27(A)	2,300	2,347
		10,131

Total Mexico - 5.4%		$25,537

Netherlands
Communication Services – 1.6%
Myriad International Holdings B.V.
6.000%, 7-18-20(A)	1,150	1,169
VTR Finance B.V.
6.875%, 1-15-24(A)	5,885	6,017
		7,186

Consumer Staples – 1.4%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
7.000%, 3-15-24(A)	3,850	4,014
Marfrig Holdings (Europe) B.V.
8.000%, 6-8-23(A)	2,350	2,444
		6,458

Financials – 1.2%
Enel Finance International N.V.
4.625%, 9-14-25(A)	3,350	3,652
Syngenta Finance N.V.
5.182%, 4-24-28(A)	1,725	1,857
		5,509

Health Care – 0.8%
Teva Pharmaceutical Finance Netherlands II B.V. (GTD by Teva Pharmaceutical Industries Ltd.)
7.125%, 1-31-25(A)	1,300	1,335
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7-21-23	1,400	1,299
6.750%, 3-1-28(B)	1,200	1,218
		3,852

Materials – 0.5%
Braskem Netherlands B.V.:
4.500%, 1-10-28(A)	1,000	995
4.500%, 1-31-30(A)	1,200	1,195
		2,190

Total Netherlands - 5.5%		$25,195

Nigeria
Financials – 0.5%
Africa Finance Corp.
4.375%, 4-17-26(A)	1,900	2,014

Total Nigeria - 0.5%		$2,014

Norway
Energy – 0.9%
Aker BP ASA:
6.000%, 7-1-22(A)	1,900	1,952
4.750%, 6-15-24(A)	1,950	2,023
		3,975

Total Norway - 0.9%		$3,975

Peru
Financials – 1.3%
Banco de Credito del Peru
4.250%, 4-1-23(A)	1,350	1,423
Banco Internacional del Peru S.A.

3.250%, 10-4-26(A)	3,000	3,000
Corporacion Financiera de Desarrolla S.A.
4.750%, 2-8-22(A)	1,350	1,409
		5,832

Utilities – 1.1%
Fenix Power Peru S.A.
4.317%, 9-20-27(B)	1,662	1,664
Inkia Energy Ltd.
5.875%, 11-9-27(A)	2,000	2,085
Kallpa Generacion S.A.
4.875%, 5-24-26(A)	1,000	1,059
		4,808

Total Peru - 2.4%		$10,640

Qatar
Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9-30-20(A)	420	425

Total Qatar - 0.1%		$425

Singapore
Consumer Staples – 2.6%
Olam International Ltd.
7.500%, 8-12-20	11,650	11,894

Total Singapore - 2.6%		$11,894

South Korea
Communication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4-16-23(A)	500	518

Financials – 1.0%
Hyundai Capital Services, Inc.
2.983%, 8-29-22(A)	2,100	2,124
Korea Development Bank
3.250%, 2-19-24	2,300	2,391
		4,515

Total South Korea - 1.1%		$5,033

Spain
Financials – 0.9%
Banco Santander S.A.
2.706%, 6-27-24	4,000	4,053

Total Spain - 0.9%		$4,053

Switzerland
Financials – 0.4%
Credit Suisse Group AG
4.282%, 1-9-28(A)	1,800	1,956

Total Switzerland - 0.4%		$1,956

Turkey
Industrials – 0.6%
Koc Holding A.S.
6.500%, 3-11-25(A)	2,800	2,946

Total Turkey - 0.6%		$2,946

United Arab Emirates
Energy – 0.1%
Abu Dhabi National Energy Co.

4.375%, 4-23-25(A)	600	646

Financials – 1.4%
ICICI Bank Ltd.:
3.500%, 3-18-20(A)	4,275	4,283
4.000%, 3-18-26(A)	2,000	2,077
		6,360

Total United Arab Emirates - 1.5%		$7,006

United Kingdom
Consumer Staples – 0.5%
Imperial Tobacco Finance plc
3.750%, 7-21-22(A)	2,300	2,367

Financials – 3.7%
ANZ New Zealand International Ltd.
3.450%, 1-21-28(A)	1,300	1,370
Barclays plc
4.337%, 1-10-28	1,800	1,929
HSBC Holdings plc:
4.583%, 6-19-29	1,900	2,122
5.625%, 12-29-49(B)	4,300	4,300
Royal Bank of Scotland Group plc (The)
6.000%, 12-19-23	2,000	2,223
State Bank of India:
4.375%, 1-24-24(A)	2,500	2,633
4.875%, 4-17-24(A)	2,300	2,466
		17,043

Total United Kingdom - 4.2%		$19,410

United States
Communication Services – 2.5%
T-Mobile USA, Inc.
6.000%, 3-1-23	11,097	11,297

Consumer Discretionary – 0.6%
Volkswagen Group of America, Inc.
4.250%, 11-13-23(A)	2,500	2,662

Consumer Staples – 2.5%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4-13-28	2,850	3,133
Bunge Ltd. Finance Corp.
3.500%, 11-24-20	2,500	2,531
Keurig Dr Pepper, Inc.
4.597%, 5-25-28	2,800	3,140
Reynolds American, Inc.
4.450%, 6-12-25	2,000	2,152
		10,956

Financials – 5.8%
Bank of America Corp.
3.593%, 7-21-28	3,175	3,362
BBVA Bancomer S.A.:
6.500%, 3-10-21(A)	421	439
5.875%, 9-13-34(A)	2,500	2,617
Citigroup, Inc.
3.520%, 10-27-28	3,125	3,286
Cooperatieve Rabobank U.A.

3.125%, 4-26-21	1,750	1,777
Ford Motor Credit Co. LLC
3.096%, 5-4-23	2,500	2,496
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	2,600	2,785
Industrial and Commercial Bank of China Ltd.
2.957%, 11-8-22	750	761
JPMorgan Chase & Co.
3.540%, 5-1-28	2,132	2,263
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26(A)	1,300	1,352
Wells Fargo & Co.
4.300%, 7-22-27	3,000	3,284
Wells Fargo & Co. (3-Month U.S. LIBOR plus 377 bps)
5.664%, 3-29-49(B)(E)	2,271	2,299
		26,721

Health Care – 1.2%
Bayer U.S. Finance II LLC
4.250%, 12-15-25(A)	2,000	2,156
Fresenius U.S. Finance II, Inc.:
4.250%, 2-1-21(A)	300	306
4.500%, 1-15-23(A)	2,925	3,080
		5,542

Industrials – 1.0%
Azul Investments LLP
5.875%, 10-26-24(A)	2,000	2,074
BAE Systems Holdings, Inc.
3.800%, 10-7-24(A)	2,225	2,351
		4,425

Materials – 1.0%
Glencore Funding LLC
4.125%, 3-12-24(A)	2,700	2,826
GUSAP III L.P.
4.250%, 1-21-30(A)	1,900	1,931
		4,757

Real Estate – 1.3%
Aircastle Ltd.
4.400%, 9-25-23	2,800	2,958
Crown Castle International Corp.
4.000%, 3-1-27	3,000	3,236
		6,194

Total United States - 15.9%		$72,554

Venezuela
Financials – 0.7%
Corporacion Andina de Fomento
3.250%, 2-11-22	3,250	3,304

Total Venezuela - 0.7%		$3,304

Vietnam
Energy – 0.3%
Mong Duong Finance Holdings B.V.
5.125%, 5-7-29(A)	1,350	1,381

Total Vietnam - 0.3%		$1,381

TOTAL CORPORATE DEBT SECURITIES – 70.3%		$323,004
(Cost: $322,850)

OTHER GOVERNMENT SECURITIES(F)
Argentina – 1.8%
Province of Buenos Aires
9.950%, 6-9-21	7,050	3,384
Republic of Argentina:
6.875%, 4-22-21	6,050	3,267
5.625%, 1-26-22	3,550	1,837
		8,488

Columbia – 1.5%
Republic of Colombia:
4.375%, 7-12-21	4,300	4,435
2.625%, 3-15-23	2,400	2,402
		6,837

Indonesia – 2.6%
Republic of Indonesia:
3.750%, 4-25-22(A)	7,000	7,227
2.950%, 1-11-23	4,800	4,882
		12,109

Mexico – 1.1%
United Mexican States:
3.625%, 3-15-22	2,930	3,018
4.150%, 3-28-27	2,000	2,143
		5,161

Panama – 0.4%
Republic of Panama
3.750%, 4-17-26	1,900	1,994

Poland – 0.3%
Republic of Poland
5.125%, 4-21-21	1,250	1,302

Qatar – 1.9%
Qatar Government Bond:
2.375%, 6-2-21(A)	4,000	4,010
3.875%, 4-23-23	2,300	2,428
3.250%, 6-2-26(A)	2,000	2,105
		8,543

Saudi Arabia – 0.9%
Saudi Arabia Government Bond:
2.375%, 10-26-21(A)	2,250	2,257
2.875%, 3-4-23(A)	2,000	2,035
		4,292

South Africa – 0.3%
Republic of South Africa
4.875%, 4-14-26	1,200	1,249

Turkey – 0.6%
Turkey Government Bond
6.350%, 8-10-24	2,550	2,663

Uruguay – 0.3%
Republica Orient Uruguay
4.500%, 8-14-24	1,350	1,461

TOTAL OTHER GOVERNMENT SECURITIES – 11.7%		$54,099
(Cost: $61,075)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
4.500%, 10-1-35	289	313
Federal National Mortgage Association Fixed Rate Pass-Through Certificates
5.000%, 3-1-22	11	11
		324

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$324
(Cost: $293)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 16.4%
U.S. Treasury Bonds
2.250%, 11-15-25	15,450	15,853
U.S. Treasury Notes:
1.875%, 10-31-22	1,600	1,611
1.625%, 10-31-23	1,100	1,098
2.125%, 3-31-24	8,500	8,651
2.125%, 9-30-24	6,900	7,031
1.500%, 10-31-24	1,250	1,238
1.500%, 11-30-24(B)	2,000	1,982
2.875%, 7-31-25	1,855	1,965
1.625%, 2-15-26	3,000	2,970
1.500%, 8-15-26	5,180	5,074
2.000%, 11-15-26	4,000	4,042
2.375%, 5-15-27	5,100	5,284
2.250%, 8-15-27	4,500	4,623
2.250%, 11-15-27	4,400	4,519
2.875%, 5-15-28	7,000	7,530
1.750%, 11-15-29	2,000	1,968
		75,439

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.4%		$75,439
(Cost: $73,213)

SHORT-TERM SECURITIES	Shares
Money Market Funds (G) – 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	978	978

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
1.550%, (H)	1,203	1,203
		2,181

TOTAL SHORT-TERM SECURITIES – 0.5%		$2,181
(Cost: $2,181)

TOTAL INVESTMENT SECURITIES – 99.0%		$455,047
(Cost: $459,612)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		4,530

NET ASSETS – 100.0%		$459,577

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $201,330 or 43.8% of net assets.

(B)	All or a portion of securities with an aggregate value of $3,377 are on loan.
(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (COP - Columbian Peso).
(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(G)	Rate shown is the annualized 7-day yield at December 31, 2019.
(H)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$323,004	$—
Other Government Securities	—	54,099	—
United States Government Agency Obligations	—	324	—
United States Government Obligations	—	75,439	—
Short-Term Securities	2,181	—	—

Total	$2,181	$452,866	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$459,612

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	16,159

Gross unrealized depreciation	(20,724)

Net unrealized depreciation	$(4,565)